RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
		Dec. 31, 2012	Dec. 31, 2011

Consulting fees paid or accrued to officers or their companies		$371,340	$351,670
Directors’ fees		34,002	32,299

Stock option grants to officers and directors		682,000	223,000
Stock option grant price range	$	CAD$0.85	$1.85 to 1.95